SIGNIFICANT ACCOUNTING POLICIES - Basis of presentation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2018 CNY (¥)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reclassification adjustment			¥ 782,100
Short-term guarantee receivables	$ 169,967		395,025		¥ 1,183,278
Long-term guarantee receivables	40,464		116,208		281,699
Guarantee liabilities	247,977		456,276		1,726,368
Financial service income reduced	(1,523,099)	¥ (10,603,507)	(7,596,896)	¥ (5,582,189)
Financing receivables reduced	(94,630)		(1,283,036)		(658,798)
Contract assets and service fees receivable reduced			(1,238,077)			¥ (294,373)
Financial services income
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Financial service income reduced	$ (973,120)	(6,774,666)	¥ (4,996,302)	¥ (3,015,256)
Out-of-period adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Financing receivables reduced					63,600
Contract assets and service fees receivable reduced					¥ 2,500
Out-of-period adjustment | Financial services income
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Financial service income reduced		¥ 66,100